Other Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Information [Abstract]
Short-term benefits	€ 693	€ 481	€ 147
Other employee benefits	0	25	0
Post-employment benefits	0	0	24
Share-based payments	1,522	884	599
Total compensation	€ 2,215	€ 1,390	€ 770